Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
We enter into capital lease agreements for equipment used in the normal course of business. The future minimum obligation under our capital leases as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$266
2014	135
2015	136
2016	218
755
Less: interest	(110)
$645

Schedule of Capital Leased Assets
The following amounts have been capitalized as part of building and improvements in the consolidated balance sheets related to equipment acquired through capital leases (in thousands):

	December 31, 2012	December 31, 2011
Gross amount	$13,701	$13,958
Accumulated depreciation	(12,915)	(12,857)
	$786	$1,101

Schedule of Future Minimum Air Space Lease Payments	The future minimum obligation under our air space lease as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$288
2014	288
2015	289
2016	289
2017	288
Thereafter	2,862
$4,304

Schedule of Future Minimum Lease Takeover Obligation Payments
Our future minimum obligation under the lease takeover agreement and the amount expected to be mitigated through future payments from the subtenant as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$799
2014	833
2015	841
2016	424
2,897
Less: future payments due from subtenant	(2,214)
$683

Schedule of Future Minimum Rental Payments for Operating Leases
Our future minimum obligation under the operating lease and the amount expected to be mitigated through future payments from the subtenants as of December 31, 2012 is as follows (in thousands):

Minimum Obligation
2013	$820
2014	290
1,110
Less: future payments due from subtenants	(922)
$188